PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 17,843	R$ 11,125	R$ 15,524
Net interest on net actuarial assets/liabilities	91,840	74,728	49,162
Total	109,683	85,853	64,686
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	2,037	1,747	1,857
Net interest on net actuarial assets/liabilities	71	5,903	(2,466)
Total	2,108	7,650	(609)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	15,806	9,378	13,667
Net interest on net actuarial assets/liabilities	91,769	68,825	51,628
Total	R$ 107,575	R$ 78,203	R$ 65,295